Expense Example, No Redemption ((WFA Small to Mid Cap Stock Funds - Retail), USD $)	0 Months Ended
Feb. 01, 2013
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 199
Expense Example, No Redemption, 3 Years	653
Expense Example, No Redemption, 5 Years	1,133
Expense Example, No Redemption, 10 Years	2,178
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	199
Expense Example, No Redemption, 3 Years	653
Expense Example, No Redemption, 5 Years	1,133
Expense Example, No Redemption, 10 Years	2,458
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Common Stock Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	205
Expense Example, No Redemption, 3 Years	644
Expense Example, No Redemption, 5 Years	1,109
Expense Example, No Redemption, 10 Years	2,114
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Common Stock Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	205
Expense Example, No Redemption, 3 Years	644
Expense Example, No Redemption, 5 Years	1,109
Expense Example, No Redemption, 10 Years	2,396
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Discovery Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	201
Expense Example, No Redemption, 3 Years	636
Expense Example, No Redemption, 5 Years	1,097
Expense Example, No Redemption, 10 Years	2,374
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Enterprise Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	196
Expense Example, No Redemption, 3 Years	629
Expense Example, No Redemption, 5 Years	1,088
Expense Example, No Redemption, 10 Years	2,077
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Enterprise Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	196
Expense Example, No Redemption, 3 Years	629
Expense Example, No Redemption, 5 Years	1,088
Expense Example, No Redemption, 10 Years	2,360
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Opportunity Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	201
Expense Example, No Redemption, 3 Years	628
Expense Example, No Redemption, 5 Years	1,080
Expense Example, No Redemption, 10 Years	2,051
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Opportunity Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	201
Expense Example, No Redemption, 3 Years	628
Expense Example, No Redemption, 5 Years	1,080
Expense Example, No Redemption, 10 Years	2,335
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	204
Expense Example, No Redemption, 3 Years	641
Expense Example, No Redemption, 5 Years	1,104
Expense Example, No Redemption, 10 Years	2,386
(WFA Small to Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	218
Expense Example, No Redemption, 3 Years	770
Expense Example, No Redemption, 5 Years	1,348
Expense Example, No Redemption, 10 Years	$ 2,919